LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Balance at beginning of period	$ 7,214
Balance at end of period	5,827	$ 7,214
Cost
Leases
Balance at beginning of period	12,468	17,293
New leases	1,152	1,297
Adjustments for indexation	130	168
Disposals	(723)	(6,250)
Currency translation differences	(229)	(40)
Balance at end of period	12,798	12,468
Accumulated depreciation
Leases
Balance at beginning of period	(5,254)	(6,255)
Depreciation and amortization	2,322	2,551
Disposals	(545)	(3,520)
Currency translation differences	(60)	(32)
Balance at end of period	(6,971)	(5,254)
Buildings
Leases
Balance at beginning of period	6,499
Balance at end of period	5,427	6,499
Buildings | Cost
Leases
Balance at beginning of period	10,432	15,844
New leases	1,105	663
Adjustments for indexation	115	145
Disposals	(683)	(6,198)
Currency translation differences	(202)	(22)
Balance at end of period	10,767	10,432
Buildings | Accumulated depreciation
Leases
Balance at beginning of period	(3,933)	(5,258)
Depreciation and amortization	1,972	2,214
Disposals	(522)	(3,520)
Currency translation differences	(43)	(19)
Balance at end of period	(5,340)	(3,933)
Motor vehicles
Leases
Balance at beginning of period	715
Balance at end of period	400	715
Motor vehicles | Cost
Leases
Balance at beginning of period	2,036	1,449
New leases	47	634
Adjustments for indexation	15	23
Disposals	(40)	(52)
Currency translation differences	(27)	(18)
Balance at end of period	2,031	2,036
Motor vehicles | Accumulated depreciation
Leases
Balance at beginning of period	(1,321)	(997)
Depreciation and amortization	350	337
Disposals	(23)	0
Currency translation differences	(17)	(13)
Balance at end of period	$ (1,631)	$ (1,321)